Note 2 - Significant Accounting Policies (Details Textual)	1 Months Ended	3 Months Ended
	Jul. 31, 2017	Sep. 30, 2018 USD ($)
Statement Line Items [Line Items]
Stock split, conversion ratio	11.99
December 31, 2017 [member]
Statement Line Items [Line Items]
Prior period reclassification adjustment of current prepaid expenses to non-current prepaid expenses		$ 775,757